UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2022

Item 1.

Reports to Stockholders

Fidelity® Strategic Real Return Fund

Annual Report
September 30, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl.4.00% sales charge)	-7.93%	2.80%	1.38%
Class M (incl.4.00% sales charge)	-7.92%	2.79%	1.37%
Class C (incl. contingent deferred sales charge)	-5.68%	2.88%	1.17%
Fidelity® Strategic Real Return Fund	-3.85%	3.91%	2.07%
Class K6	-3.68%	4.00%	2.11%
Class I	-3.86%	3.90%	2.05%
Class Z	-3.79%	3.98%	2.09%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Class K6 shares took place on October 8, 2019. Returns prior to October 8, 2019, are those of Fidelity Strategic Real Return Fund, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Real Return Fund, a class of the fund,  on September 30, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index performed over the same period.

14,000
13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
9,500
$9,000
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022
Period Ending Values
$12,268 Fidelity® Strategic Real Return Fund
$11,025 Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index

Management's Discussion of Fund Performance
Market Recap:
For the 12 months ending September 30, 2022, asset prices around the world experienced a synchronized downturn, as a multitude of crosscurrents challenged the global economy and financial markets. Persistently high inflation in some markets, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve and other central banks to tighten monetary policy more aggressively than anticipated. This led to a broad retreat from risk assets, with both stocks and bonds notably declining year-to-date in 2022. In this environment, the Fidelity Strategic Real Return Composite Index SM     returned -4.40%. Within the index, commodity-related investments performed the best, by far. Commodity equities, as measured by the MSCI AC World Commodity Producers Sector Capped Index, increased 7.00%, while commodity futures, as measured by the Bloomberg Commodity Index, rose 11.80%. All other asset classes represented in the Composite index lost ground, with floating-rate loans, as indicated by the S&P®/LSTA Leveraged Performing Loan Index, faring best, returning -2.61%. TIPS, according to the Bloomberg U.S. Treasury Inflation-Protected Securities Index, returned -11.57%, hurt by rising interest rates and declining inflation expectations. Higher rates also weighed on real estate securities this period. Real estate investment trust (REIT) common stocks, as measured by the FTSE® NAREIT® Equity REITs Index, returned -16.41%, roughly in line with the result of real estate debt securities, as indicated by the -16.66% return of the ICE BofA® U.S. Real Estate Index.

Comments from Co-Lead Manager Adam Kramer:
For the fiscal year ending September 30, 2022, the fund's share classes returned approximately -5% to -4% (excluding sales charges, if applicable). Most share classes outperformed the -4.40% result of the Fidelity Strategic Real Return Composite Index, while one trailed. All, however, easily outpaced the -11.57% return of the broader TIPS market, as measured by the Bloomberg U.S. Treasury Inflation-Protected Securities Index. Relative to the Composite index, security selection among commodity equities meaningfully contributed, while an average overweight in the asset class also helped. On the other hand, the fund's underweighting in commodity futures detracted on a relative basis. Because this asset class also outperformed the Composite index, owning less of it limited our upside. Security selection in the fund's real estate income subportfolio - especially among its real estate bond and preferred stock investments - also added value. Because this sleeve of the portfolio tends to prioritize lower-duration (less interest-rate-sensitive) investments, it was better able to manage the rising-rate environment over the past 12 months. In contrast was the fund's allocation to REIT common stocks, which struggled this period as sharply higher interest rates created a volatile market backdrop for this asset class. Other relative performance contributors included investment choices in the fund's floating-rate loan subportfolio, as well as the fund's relative underweighting in TIPS. Because TIPS lagged the Composite index, having less exposure to this category aided relative performance. Of final note, the fund's foreign holdings weighed on relative performance, hampered in part by continued U.S. dollar strength.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 8.2%
U.S. Treasury Inflation-Indexed Securities - 24.2%

Holdings Distribution (% of Fund's net assets)

* Includes investment in Fidelity® Commodity Strategy Central Fund
** Includes investment in Fidelity® Floating Rate Central Fund
** Includes investment in Fidelity® Real Estate Equity Central Fund

Equities and Other Investments percentages above include Fidelity Commodity Strategy Central Fund of 15.2%.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments September 30, 2022
Showing Percentage of Net Assets
Corporate Bonds - 3.5%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
FINANCIALS - 0.1%
Mortgage Real Estate Investment Trusts - 0.1%
Arbor Realty Trust, Inc. 4.75% 11/1/22	109,000	107,278
Granite Point Mortgage Trust, Inc. 5.625% 12/1/22 (b)	110,000	106,843
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23	77,000	76,038
MFA Financial, Inc. 6.25% 6/15/24	285,000	245,784
Redwood Trust, Inc. 5.625% 7/15/24	130,000	116,670
RWT Holdings, Inc. 5.75% 10/1/25	130,000	110,435
		763,048
Nonconvertible Bonds - 3.4%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (b)	350,000	253,750

CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment, Inc. 8.125% 7/1/27 (b)	535,000	510,970
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)	785,000	601,231
4% 5/1/31(b)	350,000	282,916
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (b)	935,000	713,929
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (b)	1,000,000	790,306
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)	500,000	462,516
Times Square Hotel Trust 8.528% 8/1/26 (b)	245,462	243,805
		3,605,673
Household Durables - 0.1%
Adams Homes, Inc. 7.5% 2/15/25 (b)	70,000	57,750
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29(b)	20,000	14,521
4.625% 4/1/30(b)	70,000	50,131
6.625% 1/15/28(b)	175,000	146,658
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (b)	15,000	11,104
Century Communities, Inc. 3.875% 8/15/29 (b)	65,000	49,888
LGI Homes, Inc. 4% 7/15/29 (b)	170,000	125,931
M/I Homes, Inc. 3.95% 2/15/30	100,000	73,062
TRI Pointe Homes, Inc. 5.25% 6/1/27	100,000	86,470
		615,515
TOTAL CONSUMER DISCRETIONARY		4,221,188

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Global Partners LP/GLP Finance Corp. 7% 8/1/27	100,000	91,053

FINANCIALS - 0.0%
Banks - 0.0%
HAT Holdings I LLC/HAT Holdings II LLC 3.75% 9/15/30 (b)	100,000	72,720

Diversified Financial Services - 0.0%
Brixmor Operating Partnership LP 4.05% 7/1/30	350,000	294,855

TOTAL FINANCIALS		367,575

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP 3.2% 12/1/31	250,000	183,653

INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Williams Scotsman International, Inc. 4.625% 8/15/28 (b)	600,000	524,967

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.3%
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (b)	545,000	406,167
American Homes 4 Rent LP:
2.375% 7/15/31	750,000	565,487
3.625% 4/15/32	1,000,000	824,765
American Tower Corp.:
2.7% 4/15/31	750,000	588,532
3.8% 8/15/29	1,250,000	1,096,528
4.05% 3/15/32	750,000	646,234
Boston Properties, Inc.:
2.55% 4/1/32	500,000	368,662
3.25% 1/30/31	1,000,000	813,672
CBL & Associates LP 5.95% 12/15/26 (c)(d)	132,000	0
Crown Castle International Corp. 2.25% 1/15/31	1,250,000	954,494
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	225,000	185,063
EPR Properties:
3.6% 11/15/31	250,000	178,615
4.95% 4/15/28	250,000	215,178
Equinix, Inc.:
2.15% 7/15/30	500,000	383,331
3.2% 11/18/29	750,000	634,035
3.9% 4/15/32	250,000	212,367
GLP Capital LP/GLP Financing II, Inc.:
3.25% 1/15/32	250,000	187,930
4% 1/15/31	500,000	408,708
5.3% 1/15/29	1,000,000	911,457
Hudson Pacific Properties LP 4.65% 4/1/29	350,000	310,945
Invitation Homes Operating Partnership LP:
2% 8/15/31	750,000	538,035
4.15% 4/15/32	1,000,000	845,064
iStar Financial, Inc.:
4.25% 8/1/25	305,000	295,865
4.75% 10/1/24	150,000	147,930
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	915,000	736,182
5% 10/15/27	205,000	177,171
Office Properties Income Trust 4.25% 5/15/24	80,000	73,604
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	500,000	381,197
4.5% 4/1/27	83,000	76,981
Park Intermediate Holdings LLC 4.875% 5/15/29 (b)	500,000	405,000
RLJ Lodging Trust LP:
3.75% 7/1/26(b)	100,000	85,406
4% 9/15/29(b)	805,000	630,614
SBA Communications Corp. 3.125% 2/1/29	500,000	402,135
Senior Housing Properties Trust:
4.75% 5/1/24	271,000	233,569
4.75% 2/15/28	100,000	63,000
9.75% 6/15/25	200,000	180,922
Spirit Realty LP 4% 7/15/29	250,000	215,245
Sun Communities Operating LP:
2.7% 7/15/31	1,000,000	755,787
4.2% 4/15/32	4,000	3,350
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (b)	1,080,000	723,825
Uniti Group, Inc. 6% 1/15/30 (b)	105,000	66,707
Ventas Realty LP 4.75% 11/15/30	250,000	230,246
VICI Properties LP 5.125% 5/15/32	1,250,000	1,108,000
VICI Properties LP / VICI Note Co. 4.625% 12/1/29 (b)	500,000	433,770
Vornado Realty LP 3.4% 6/1/31	500,000	382,593
Welltower, Inc. 3.85% 6/15/32	500,000	427,277
Weyerhaeuser Co. 4% 4/15/30	250,000	221,081
XHR LP 4.875% 6/1/29 (b)	250,000	206,129
		19,938,855
Real Estate Management & Development - 0.5%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (b)	1,035,000	960,014
Extra Space Storage LP 2.35% 3/15/32	500,000	368,492
Greystar Real Estate Partners 5.75% 12/1/25 (b)	790,000	741,494
Howard Hughes Corp.:
4.125% 2/1/29(b)	40,000	30,900
4.375% 2/1/31(b)	385,000	276,547
5.375% 8/1/28(b)	380,000	315,400
Kennedy-Wilson, Inc.:
4.75% 3/1/29	430,000	328,176
4.75% 2/1/30	225,000	166,883
5% 3/1/31	590,000	427,785
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)	285,000	205,200
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	250,000	169,773
		3,990,664
TOTAL REAL ESTATE		23,929,519

TOTAL NONCONVERTIBLE BONDS		29,571,705
TOTAL CORPORATE BONDS (Cost $33,836,085)		30,334,753

U.S. Treasury Inflation-Protected Obligations - 24.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Indexed Bonds:
0.125% 2/15/51	3,748,506	2,358,537
0.125% 2/15/52	2,107,334	1,335,641
0.25% 2/15/50	3,169,100	2,082,121
0.625% 2/15/43	3,088,918	2,378,944
0.75% 2/15/42	4,245,601	3,419,390
0.75% 2/15/45	3,774,510	2,916,095
0.875% 2/15/47	2,421,581	1,902,685
1% 2/15/46	1,654,279	1,343,728
1% 2/15/48	1,752,930	1,423,389
1% 2/15/49	2,984,709	2,435,381
1.375% 2/15/44	3,775,613	3,365,719
1.75% 1/15/28	2,916,142	2,889,001
2% 1/15/26	2,948,162	2,939,782
2.125% 2/15/40	1,403,658	1,463,233
2.125% 2/15/41	2,333,770	2,410,728
2.375% 1/15/25	4,413,558	4,431,204
2.375% 1/15/27	4,071,015	4,134,104
2.5% 1/15/29	3,089,730	3,198,975
3.375% 4/15/32	2,286,749	2,608,953
3.625% 4/15/28	3,370,512	3,664,829
3.875% 4/15/29	2,445,640	2,740,465
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	5,921,869	5,720,284
0.125% 10/15/24	7,711,621	7,417,198
0.125% 4/15/25	6,424,459	6,095,287
0.125% 10/15/25	6,672,971	6,305,558
0.125% 4/15/26	5,487,196	5,126,047
0.125% 7/15/26	6,473,037	6,053,675
0.125% 10/15/26	6,174,747	5,754,094
0.125% 4/15/27	6,789,230	6,262,509
0.125% 1/15/30	7,246,704	6,411,201
0.125% 7/15/30	6,995,760	6,163,992
0.125% 1/15/31	7,989,743	6,985,416
0.125% 7/15/31	7,711,410	6,729,500
0.125% 1/15/32	8,069,516	6,982,421
0.25% 1/15/25	7,956,848	7,616,003
0.25% 7/15/29	5,888,594	5,313,213
0.375% 7/15/23	8,912	8,772
0.375% 7/15/25	6,450,394	6,165,772
0.375% 1/15/27	6,418,379	5,997,943
0.375% 7/15/27	5,340,093	4,984,534
0.5% 4/15/24	3,399,669	3,303,932
0.5% 1/15/28	7,827,699	7,268,364
0.625% 1/15/24	9,557,559	9,334,236
0.625% 1/15/26	7,097,298	6,776,552
0.625% 7/15/32	5,424,857	4,926,683
0.75% 7/15/28	5,153,190	4,845,199
0.875% 1/15/29	5,084,169	4,783,807
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $237,595,617)		208,775,096

Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (b)(d)(e)(f)	136,478	1
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	284,000	266,554
Series 2002-2 Class M2, 9.163% 3/1/33	360,724	314,633
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (b)	85,000	73,061
FirstKey Homes Trust Series 2021-SFR2 Class F1, 2.908% 9/17/38 (b)	100,000	82,839
Home Partners of America Trust:
Series 2021-1 Class F, 3.325% 9/17/41 (b)	88,835	70,677
Series 2021-2 Class G, 4.505% 12/17/26 (b)	184,337	157,399
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	363,723	242,180
New Residential Mortgage Loan Trust Series 2022-SFR2 Class E1, 4% 9/4/39 (b)	100,000	81,786
Progress Residential:
Series 2022-SFR3 Class F, 6.6% 4/17/39 (b)	250,000	227,850
Series 2022-SFR4 Class E1, 6.121% 5/17/41 (b)	221,000	202,265
Series 2022-SFR5 Class E2, 6.863% 6/17/39 (b)	336,000	315,913
Progress Residential Trust:
Series 2021-SFR6 Class F, 3.422% 7/17/38 (b)	100,000	85,938
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (b)	100,000	82,886
Class G, 4.005% 10/17/38 (b)	100,000	82,835
Series 2022-SFR2 Class E2, 4.8% 4/17/27	100,000	87,282
Series 2022-SFR5 Class E1, 6.618% 6/17/39 (b)	201,000	189,285
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 Month Index + 4.500% 7.5244% 5/17/24 (b)(e)(g)	500,000	490,827
Tricon Residential Series 2022-SFR1:
Class E1, 5.344% 4/17/39 (b)	238,000	218,682
Class E2, 5.739% 4/17/39 (b)	295,000	271,282
TOTAL ASSET-BACKED SECURITIES (Cost $3,944,260)		3,544,175

Commercial Mortgage Securities - 4.8%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust floater Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 6.568% 9/15/38 (b)(e)(g)	106,000	97,176
BANK:
sequential payer Series 2022-BNK42:
Class D, 2.5% 6/15/55 (b)	180,000	110,981
Class E, 2.5% 6/15/55 (b)	141,000	79,230
Series 2020-BN25 Class C, 3.4675% 1/15/63 (e)	1,000,000	775,150
Series 2020-BN30 Class MCDG, 3.0155% 12/15/53 (e)	264,000	166,762
Series 2021-BN38 Class C, 3.3242% 12/15/64 (e)	554,000	409,936
Series 2022-BNK41, Class C, 3.9163% 4/15/65 (e)	567,000	433,096
Series 2022-BNK42 Class C, 4.8788% 6/15/55 (e)	500,000	429,051
Series 2022-BNK43 Class D, 3% 8/15/55 (b)	350,000	218,534
BBCMS Series 2022-C15 Class C, 3.9589% 4/15/55 (e)	547,000	422,226
BBCMS Mortgage Trust:
sequential payer Series 2022-C17 Class D, 2.5% 9/15/55 (b)	163,000	99,942
Series 2019-C3 Class C, 4.178% 5/15/52	821,000	689,572
Series 2020-C7 Class C, 3.717% 4/15/53 (e)	500,000	394,306
Series 2022-C16 Class C, 4.6% 6/15/55 (e)	750,000	610,331
Benchmark Mortgage Trust:
Series 2018-B2 Class C, 4.3808% 2/15/51 (e)	500,000	435,585
Series 2018-B6 Class D, 3.259% 10/10/51 (b)(e)	235,000	173,258
Series 2019-B13 Class D, 2.5% 8/15/57 (b)	252,000	169,902
Series 2020-B18 Class AGNG, 4.5348% 7/15/53 (b)(e)	63,000	50,333
Series 2020-IG2 Class D, 3.4028% 9/15/48 (b)(e)	417,000	223,598
Series 2022-B35:
Class C, 4.5938% 5/15/55 (e)	500,000	406,269
Class D, 2.5% 5/15/55 (b)	500,000	299,937
Series 2022-B36 Class D, 2.5% 7/15/55 (b)	250,000	141,992
BMO Mortgage Trust Series 2022-C1:
Class 360D, 4.0699% 2/15/42 (b)(d)(e)	84,000	56,782
Class 360E, 4.0699% 2/15/42 (b)(e)	105,000	73,142
BPR Trust floater:
Series 2021-TY Class E, 1 month U.S. LIBOR + 3.600% 6.418% 9/15/38 (b)(e)(g)	100,000	93,998
Series 2022-OANA Class D, CME Term SOFR 1 Month Index + 3.690% 6.5404% 4/15/37 (b)(e)(g)	300,000	287,737
Bx 2021-Xl2 floater Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 6.708% 10/15/38 (b)(e)(g)	630,087	579,520
BX Commercial Mortgage Trust:
floater:
Series 2021-CIP:
Class F, 1 month U.S. LIBOR + 3.210% 6.037% 12/15/38 (b)(e)(g)	210,000	194,723
Class G, 1 month U.S. LIBOR + 3.960% 6.787% 12/15/38 (b)(e)(g)	499,000	449,127
Series 2021-PAC Class G, 1 month U.S. LIBOR + 2.940% 5.7641% 10/15/36 (b)(e)(g)	198,000	179,376
Series 2021-VINO:
Class F, 1 month U.S. LIBOR + 2.800% 5.6203% 5/15/38 (b)(e)(g)	333,000	306,353
Class G, 1 month U.S. LIBOR + 3.950% 6.7703% 5/15/38 (b)(e)(g)	401,000	370,129
Series 2020-VIVA Class E, 3.667% 3/11/44 (b)(e)	789,000	564,607
Bx Commercial Mortgage Trust 2 floater Series 2022-LP2 Class G, CME Term SOFR 1 Month Index + 4.100% 7.0278% 2/15/39 (b)(e)(g)	466,913	427,370
BX Trust:
floater:
Series 2019-XL Class G, 1 month U.S. LIBOR + 2.300% 5.118% 10/15/36 (b)(e)(g)	386,750	370,293
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 6.828% 10/15/36 (b)(e)(g)	84,000	77,402
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 6.113% 11/15/38 (b)(e)(g)	126,000	114,406
Series 2021-ARIA:
Class F, 1 month U.S. LIBOR + 2.590% 5.4115% 10/15/36 (b)(e)(g)	27,000	23,884
Class G, 1 month U.S. LIBOR + 3.140% 5.9601% 10/15/36 (b)(e)(g)	282,000	250,952
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 6.1675% 10/15/26 (b)(e)(g)	126,000	111,708
Series 2021-MFM1:
Class F, 1 month U.S. LIBOR + 3.000% 5.8177% 1/15/34 (b)(e)(g)	336,000	306,629
Class G, 1 month U.S. LIBOR + 3.900% 6.7177% 1/15/34 (b)(e)(g)	170,000	154,282
Series 2021-SDMF Class F, 1 month U.S. LIBOR + 1.930% 4.755% 9/15/34 (b)(e)(g)	100,000	89,388
Series 2021-SOAR:
Class F, 5.168% 6/15/38 (b)(e)	475,399	436,038
Class J, 6.568% 6/15/38 (b)(e)	595,489	544,124
Series 2021-VOLT:
Class F, 1 month U.S. LIBOR + 2.400% 5.2177% 9/15/36 (b)(e)(g)	100,000	91,938
Class G, 1 month U.S. LIBOR + 2.850% 5.6677% 9/15/36 (b)(e)(g)	105,000	96,108
Series 2022-GPA Class D, CME Term SOFR 1 Month Index + 4.060% 6.561% 10/15/39 (b)(e)(g)	510,000	501,823
Series 2022-IND Class F, CME Term SOFR 1 Month Index + 4.780% 7.708% 4/15/37 (b)(e)(g)	500,000	467,266
Series 2022-LBA6:
Class F, CME Term SOFR 1 Month Index + 3.350% 6.1954% 1/15/39 (b)(e)(g)	100,000	93,706
Class G, CME Term SOFR 1 Month Index + 4.200% 7.0454% 1/15/39 (b)(e)(g)	100,000	93,539
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 6.1444% 1/15/39 (b)(e)(g)	32,000	29,724
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 6.011% 10/15/23 (b)(e)(g)	200,000	175,675
sequential payer Series 2019-OC11 Class A, 3.202% 12/9/41 (b)	500,000	416,606
Series 2019-OC11 Class E, 4.0755% 12/9/41 (b)(e)	284,000	216,052
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class F, 8.175% 3/15/35 (b)(e)	385,000	354,166
Camb Commercial Mortgage Trust sequential payer Series 2021-CX2 Class A, 2.7% 11/10/46 (b)	500,000	400,074
Citigroup Commercial Mortgage Trust Series 2022-GC48:
Class D, 2.5% 6/15/55 (b)	378,000	226,875
Class E, 2.5% 6/15/55 (b)	315,000	173,615
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	150,000	128,930
Series 2012-CR1 Class G, 2.462% 5/15/45 (b)	100,000	26,783
Series 2015-LC19 Class D, 2.867% 2/10/48 (b)	462,000	395,156
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)	313,000	238,646
Series 2019-CD4 Class C, 4.3497% 5/10/50 (e)	232,000	196,548
Series 2020-CX Class E, 2.7729% 11/10/46 (b)(e)	195,000	129,540
CPT Mortgage Trust sequential payer Series 2019-CPT Class A, 2.865% 11/13/39 (b)	500,000	407,343
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 7.0346% 6/15/34 (b)(g)	80,000	74,566
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4 Class E, 1 month U.S. LIBOR + 2.150% 4.968% 5/15/36 (b)(e)(g)	100,000	96,604
Series 2021-4SZN Class A, CME Term SOFR 1 Month Index + 3.960% 6.8125% 11/15/23 (b)(e)(g)	141,000	133,668
Series 2020-NET Class E, 3.8277% 8/15/37 (b)(e)	100,000	89,010
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.5877% 6/15/50 (b)(e)	156,000	116,106
Series 2019-C16 Class C, 4.2371% 6/15/52 (e)	750,000	622,548
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (b)(e)	100,000	87,995
DBGS Mortgage Trust floater Series 2018-BIOD Class F, 1 month U.S. LIBOR + 2.000% 4.705% 5/15/35 (b)(e)(g)	201,028	191,871
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class F, 1 month U.S. LIBOR + 2.660% 5.485% 11/15/38 (b)(e)(g)	479,000	439,347
Class J, 1 month U.S. LIBOR + 3.610% 6.4329% 11/15/38 (b)(e)(g)	210,000	192,994
Extended Stay America Trust floater Series 2021-ESH Class F, 1 month U.S. LIBOR + 3.700% 6.518% 7/15/38 (b)(e)(g)	434,327	410,314
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P:
Class E, 1 month U.S. LIBOR + 2.200% 5.018% 10/15/36 (b)(e)(g)	139,000	125,700
Class F, 1 month U.S. LIBOR + 2.650% 5.468% 10/15/36 (b)(e)(g)	218,000	197,310
Series 2022-SHIP Class D, CME Term SOFR 1 Month Index + 1.600% 4.4523% 8/15/36 (b)(e)(g)	357,000	344,775
GS Mortgage Securities Trust:
Series 2011-GC5:
Class E, 5.3024% 8/10/44 (b)(e)	63,000	5,540
Class F, 4.5% 8/10/44 (b)(d)	42,000	147
Series 2012-GCJ9 Class D, 4.859% 11/10/45 (b)(e)	178,000	175,421
Series 2013-GC16 Class F, 3.5% 11/10/46 (b)	269,000	241,525
Series 2019-GC40 Class DBD, 3.668% 7/10/52 (b)(e)	570,000	552,662
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.3333% 11/5/38 (b)(e)	900,000	748,152
Class F, 4.3333% 11/5/38 (b)(e)	163,000	130,084
ILPT Commercial Mortgage Trust floater Series 2022-LPF2:
Class D, 6.442% 10/15/39 (b)	231,000	228,279
Class E, CME Term SOFR 1 Month Index + 5.940% 8.19% 10/15/39 (b)(e)(g)	273,000	269,344
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	100,000	87,848
Intown Mortgage Trust floater Series 2022-STAY Class E, CME Term SOFR 1 Month Index + 5.030% 7.8764% 8/15/37 (b)(e)(g)	217,000	210,615
J.P. Morgan Chase Commercial Mortgage Securities floater Series 2022-NXSS Class D, CME Term SOFR 1 Month Index + 4.120% 7.079% 8/15/39 (b)(e)(g)	330,000	323,386
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)	54,000	39,193
Series 2014-C26 Class D, 4.0199% 1/15/48 (b)(e)	492,000	429,518
JPMDB Commercial Mortgage Securities Trust Series 2017-C7 Class D, 3% 10/15/50 (b)	374,000	273,003
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2021-MHC Class F, 1 month U.S. LIBOR + 2.950% 5.768% 4/15/38 (b)(e)(g)	210,000	195,242
sequential payer Series 2021-1MEM Class E, 2.742% 10/9/42 (b)(e)	100,000	65,827
Series 2011-C3 Class E, 5.7088% 2/15/46 (b)(d)(e)	200,000	92,564
Series 2012-CBX Class G 4% 6/15/45 (b)(d)	151,000	10,784
Series 2019-OSB Class C, 3.749% 6/5/39 (b)(e)	500,000	423,759
KNDL Mortgage Trust floater Series 2019-KNSQ:
Class E, 1 month U.S. LIBOR + 1.800% 4.618% 5/15/36 (b)(e)(g)	500,000	479,053
Class F, 1 month U.S. LIBOR + 2.000% 4.818% 5/15/36 (b)(e)(g)	250,000	237,997
KNDR Trust floater Series 2021-KIND Class F, 1 month U.S. LIBOR + 3.950% 6.768% 8/15/38 (b)(e)(g)	99,282	91,686
La Quita Mortgage Trust floater Series 2022-LAQ:
Class D, CME Term SOFR 1 Month Index + 3.620% 6.5445% 3/15/39 (b)(e)(g)	375,000	355,290
Class F, CME Term SOFR 1 Month Index + 5.970% 8.8929% 3/15/39 (b)(e)(g)	98,250	94,310
Life Financial Services Trust floater Series 2022-BMR2 Class E, CME Term SOFR 1 Month Index + 3.240% 6.0854% 5/15/39 (b)(e)(g)	388,000	366,522
LIFE Mortgage Trust floater Series 2021-BMR:
Class F, 1 month U.S. LIBOR + 2.350% 5.168% 3/15/38 (b)(e)(g)	982,970	901,063
Class G, 1 month U.S. LIBOR + 2.950% 5.768% 3/15/38 (b)(e)(g)	393,188	357,348
Manhattan West Series 2020-1MW Class C, 2.4128% 9/10/39 (b)(e)	214,000	173,003
MED Trust floater Series 2021-MDLN Class G, 1 month U.S. LIBOR + 5.250% 8.068% 11/15/38 (b)(e)(g)	559,000	514,328
Merit floater Series 2021-STOR:
Class G, 1 month U.S. LIBOR + 2.750% 5.568% 7/15/38 (b)(e)(g)	105,000	95,517
Class J, 1 month U.S. LIBOR + 3.950% 6.768% 7/15/38 (b)(e)(g)	100,000	91,102
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, 1 month U.S. LIBOR + 2.600% 5.419% 4/15/38 (b)(e)(g)	100,000	92,833
Class G, 1 month U.S. LIBOR + 3.200% 6.019% 4/15/38 (b)(e)(g)	400,000	369,823
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class F, CME Term SOFR 1 Month Index + 3.250% 6.1046% 1/15/27 (b)(e)(g)	97,166	89,869
Class G, CME Term SOFR 1 Month Index + 3.950% 6.8029% 1/15/27 (b)(e)(g)	102,024	94,195
Morgan Stanley Capital I Trust:
sequential payer Series 2021-L5 Class C, 3.156% 5/15/54	513,000	376,921
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)(e)	4,540	4,491
Series 2011-C2:
Class D, 5.385% 6/15/44 (b)(e)	238,870	225,822
Class F, 5.385% 6/15/44 (b)(d)(e)	343,000	222,471
Class XB, 0.4854% 6/15/44 (b)(e)(f)	5,532,642	21,953
Series 2011-C3:
Class C, 5.2531% 7/15/49 (b)(e)	19,419	19,159
Class G, 5.2531% 7/15/49 (b)(d)(e)	112,000	57,592
Series 2017-H1:
Class C, 4.281% 6/15/50	231,000	203,849
Class D, 2.546% 6/15/50 (b)	661,000	493,750
Series 2020-L4, Class C, 3.536% 2/15/53	542,000	427,460
Motel 6 Trust floater Series 2021-MTL6 Class H, 1 month U.S. LIBOR + 6.000% 8.818% 9/15/38 (b)(e)(g)	25,203	24,754
MSCCG Trust floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 4.968% 10/15/37 (b)(e)(g)	175,000	165,401
MTN Commercial Mortgage Trust floater Series 2022-LPFL Class F, CME Term SOFR 1 Month Index + 5.280% 8.1305% 3/15/39 (b)(e)(g)	500,000	472,455
OPG Trust floater Series 2021-PORT:
Class G, 1 month U.S. LIBOR + 2.390% 5.216% 10/15/36 (b)(e)(g)	89,099	79,578
Class J, 1 month U.S. LIBOR + 3.340% 6.164% 10/15/36 (b)(e)(g)	63,740	57,250
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class E, 1 month U.S. LIBOR + 2.600% 5.418% 7/15/38 (b)(e)(g)	100,000	92,979
Class G, 1 month U.S. LIBOR + 4.350% 7.168% 7/15/38 (b)(e)(g)	100,000	93,955
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (b)	350,000	256,533
Prima Capital Ltd. floater Series 2021-9A Class C, 1 month U.S. LIBOR + 2.350% 5.3434% 12/15/37 (b)(e)(g)	250,000	236,359
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	182,748	188,928
SFO Commercial Mortgage Trust floater Series 2021-555 Class F, 1 month U.S. LIBOR + 3.650% 6.468% 5/15/38 (b)(e)(g)	500,000	451,356
SG Commercial Mortgage Securities Trust Series 2020-COVE:
Class F, 3.8518% 3/15/37 (b)(e)	150,000	128,108
Class G, 3.8518% 3/15/37 (b)(e)	100,000	81,708
SLG Office Trust:
sequential payer Series 2021-OVA Class A, 2.5854% 7/15/41 (b)	500,000	400,604
Series 2021-OVA:
Class F, 2.8506% 7/15/41 (b)	463,000	306,176
Class G, 2.8506% 7/15/41 (b)	147,000	89,865
SMRT Commercial Mortgage Trust floater Series 2022-MINI:
Class E, CME Term SOFR 1 Month Index + 2.700% 5.546% 1/15/39 (b)(e)(g)	868,000	796,300
Class F, CME Term SOFR 1 Month Index + 3.350% 6.196% 1/15/39 (b)(e)(g)	168,000	153,166
SREIT Trust floater:
Series 2021-FLWR Class E, 1 month U.S. LIBOR + 1.920% 4.742% 7/15/36 (b)(e)(g)	58,000	53,640
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 6.0838% 10/15/38 (b)(e)(g)	198,000	173,860
Series 2021-MFP Class G, 1 month U.S. LIBOR + 2.970% 5.7915% 11/15/38 (b)(e)(g)	126,000	114,279
Series 2021-MFP2:
Class F, 1 month U.S. LIBOR + 2.610% 5.4362% 11/15/36 (b)(e)(g)	100,000	93,236
Class J, 1 month U.S. LIBOR + 3.910% 6.7335% 11/15/36 (b)(e)(g)	128,000	117,904
Series 2021-PALM Class G, 1 month U.S. LIBOR + 3.610% 6.4341% 10/15/34 (b)(e)(g)	164,000	148,402
STWD Trust floater sequential payer Series 2021-LIH:
Class F, 1 month U.S. LIBOR + 3.550% 6.369% 11/15/36 (b)(e)(g)	100,000	91,944
Class G, 1 month U.S. LIBOR + 4.200% 7.018% 11/15/36 (b)(e)(g)	42,000	38,618
TPGI Trust floater Series 2021-DGWD Class E, 1 month U.S. LIBOR + 2.350% 5.17% 6/15/26 (b)(e)(g)	503,000	465,187
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/40 (b)	500,000	480,659
TTAN floater Series 2021-MHC Class F, 1 month U.S. LIBOR + 2.900% 5.718% 3/15/38 (b)(e)(g)	264,159	242,200
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 6.6599% 5/10/45 (b)(e)	10,914	9,931
VLS Commercial Mortgage Trust sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	610,000	467,111
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 7.4934% 1/18/37 (b)(e)(g)	147,000	140,827
Wells Fargo Commercial Mortgage Trust:
Series 2018-C44 Class D, 3% 5/15/51 (b)	535,000	376,391
Series 2019-C52:
Class B, 3.375% 8/15/52	785,000	640,343
Class C, 3.561% 8/15/52	100,000	77,269
Series 2020-C58 Class C, 3.162% 7/15/53	1,000,000	742,579
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.3652% 3/15/45 (b)(d)(e)	220,000	211,013
WFCM Series 2022-C62:
Class C, 4.4955% 4/15/55 (e)	500,000	400,905
Class D, 2.5% 4/15/55 (b)	294,000	177,655
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.6332% 6/5/35 (b)(e)	140,000	111,006
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $45,395,522)		41,292,792

Common Stocks - 14.4%
	Shares	Value ($)
CONSUMER STAPLES - 1.3%
Food Products - 1.3%
Archer Daniels Midland Co.	92,200	7,417,490
Bunge Ltd.	24,480	2,021,314
Darling Ingredients, Inc. (h)	11,760	777,924
Wilmar International Ltd.	271,720	726,479
		10,943,207
ENERGY - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Antero Resources Corp. (h)	40,610	1,239,823
Canadian Natural Resources Ltd.	64,470	3,000,993
Chevron Corp.	54,690	7,857,312
ConocoPhillips Co.	47,930	4,905,156
Coterra Energy, Inc.	35,190	919,163
Diamondback Energy, Inc.	22,520	2,712,759
Equinor ASA	17,400	573,830
Exxon Mobil Corp.	124,210	10,844,771
Hess Corp.	12,690	1,383,083
Magnolia Oil & Gas Corp. Class A	28,820	570,924
MEG Energy Corp. (h)	27,662	309,592
Occidental Petroleum Corp.	23,640	1,452,678
Ovintiv, Inc.	27,270	1,254,420
Petroleo Brasileiro SA - Petrobras (ON)	163,560	1,003,006
Pioneer Natural Resources Co.	8,160	1,766,885
Range Resources Corp. (h)	128,790	3,253,235
Shell PLC (London)	156,788	3,889,586
		46,937,216
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
Great Ajax Corp.	10,511	78,938
MATERIALS - 7.7%
Chemicals - 3.3%
Albemarle Corp.	3,530	933,473
CF Industries Holdings, Inc.	74,240	7,145,600
Corteva, Inc.	105,690	6,040,184
Ecolab, Inc.	8,360	1,207,351
FMC Corp.	14,320	1,513,624
Icl Group Ltd.	110,380	891,397
Nutrien Ltd.	106,020	8,841,716
The Mosaic Co.	48,230	2,330,956
		28,904,301
Metals & Mining - 3.3%
Agnico Eagle Mines Ltd. (Canada)	45,905	1,939,419
Alcoa Corp.	57,380	1,931,411
Anglo American Platinum Ltd. ADR	11,830	140,895
Anglo American PLC (United Kingdom)	50,650	1,520,808
Barrick Gold Corp. (Canada)	109,480	1,696,867
BHP Group Ltd. (London) (h)	76,300	1,899,968
Commercial Metals Co.	17,760	630,125
First Quantum Minerals Ltd.	50,110	850,675
Fortescue Metals Group Ltd.	73,840	792,699
Franco-Nevada Corp.	2,210	263,981
Freeport-McMoRan, Inc.	81,060	2,215,370
Grupo Mexico SA de CV Series B	46,530	157,383
IGO Ltd.	113,436	994,063
Impala Platinum Holdings Ltd.	31,370	291,666
Ivanhoe Mines Ltd. (h)	54,430	350,297
Lundin Mining Corp.	109,840	555,025
Newcrest Mining Ltd.	52,628	577,813
Newmont Corp.	49,470	2,079,224
Nucor Corp.	11,730	1,254,993
Rio Tinto PLC	67,671	3,661,399
Steel Dynamics, Inc.	10,260	727,947
Teck Resources Ltd. Class B (sub. vtg.)	18,050	548,942
Vale SA	176,800	2,361,113
Wheaton Precious Metals Corp.	25,500	825,725
		28,267,808
Paper & Forest Products - 1.1%
Mondi PLC	93,420	1,435,159
Nine Dragons Paper (Holdings) Ltd.	360,670	223,779
Stora Enso Oyj (R Shares)	103,680	1,317,093
Suzano Papel e Celulose SA	139,360	1,149,632
Svenska Cellulosa AB SCA (B Shares)	111,420	1,413,752
UPM-Kymmene Corp.	81,090	2,573,346
West Fraser Timber Co. Ltd.	15,000	1,085,134
		9,197,895
TOTAL MATERIALS		66,370,004
TOTAL COMMON STOCKS (Cost $128,957,551)		124,329,365

Preferred Stocks - 2.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Mortgage Real Estate Investment Trusts - 0.1%
Great Ajax Corp. 7.25%	16,367	388,553
Ready Capital Corp. 7.00%	6,400	159,488
		548,041
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Braemar Hotels & Resorts, Inc. 5.50%	2,700	39,906
RLJ Lodging Trust Series A, 1.95%	400	9,824
		49,730
TOTAL CONVERTIBLE PREFERRED STOCKS		597,771
Nonconvertible Preferred Stocks - 1.9%
FINANCIALS - 0.6%
Mortgage Real Estate Investment Trusts - 0.6%
AG Mortgage Investment Trust, Inc.:
8.00%	15,879	220,875
Series C, 8.00%(e)	4,100	57,810
AGNC Investment Corp.:
6.125%(e)	7,000	133,980
Series C, 7.00%(e)	14,200	331,428
Series E, 6.50%(e)	12,400	254,572
Series G, 7.75%(e)(h)	16,000	315,200
Annaly Capital Management, Inc.:
6.75%(e)	3,600	78,624
Series F, 6.95%(e)	21,800	519,494
Series G, 6.50%(e)	21,000	446,771
Arbor Realty Trust, Inc.:
Series D, 6.375%	500	9,640
Series F, 6.25%(e)	3,000	62,610
Armour Residential REIT, Inc. Series C 7.00%	1,000	18,930
Cherry Hill Mortgage Investment Corp. Series A, 8.20%	4,000	77,860
Chimera Investment Corp.:
8.00%(e)	5,000	85,050
Series B, 8.00%(e)	23,587	413,952
Series C, 7.75%(e)	8,700	141,114
Dynex Capital, Inc. Series C 6.90% (e)	11,600	249,690
Ellington Financial LLC 6.75% (e)	2,000	36,980
Franklin BSP Realty Trust, Inc. 7.50%	3,000	54,900
KKR Real Estate Finance Trust, Inc. 6.50%	1,300	25,896
MFA Financial, Inc.:
6.50%(e)	9,300	163,494
Series B, 7.50%	18,486	320,732
PennyMac Mortgage Investment Trust:
6.75%	1,300	21,255
8.125%(e)	5,700	110,295
Series B, 8.00%(e)	9,300	178,002
Rithm Capital Corp.:
7.125%(e)	6,200	117,056
Series A, 7.50%(e)	17,700	340,017
Series C, 6.375%(e)	10,300	179,632
Series D, 7.00%(e)	2,700	51,894
Two Harbors Investment Corp.:
Series A, 8.125%(e)	13,900	252,007
Series B, 7.625%(e)	11,800	204,730
Series C, 7.25%(e)	10,500	181,230
		5,655,720
MATERIALS - 0.2%
Chemicals - 0.2%
Sociedad Quimica y Minera de Chile SA (PN-B)	19,439	1,809,335

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Agree Realty Corp. 4.375%	1,300	22,152
Armada Hoffler Properties, Inc. 6.75%	6,000	137,820
Ashford Hospitality Trust, Inc.:
Series G, 7.375%	300	4,560
Series H, 7.50%	2,500	40,600
Series I, 7.50%	2,500	39,375
Cedar Realty Trust, Inc.:
7.25%	1,673	15,492
Series C, 6.50%	4,900	44,933
City Office REIT, Inc. Series A, 6.625%	2,079	41,580
CTO Realty Growth, Inc. 6.375%	1,000	21,960
DiamondRock Hospitality Co. 8.25%	11,337	290,000
Digital Realty Trust, Inc.:
5.25%	3,800	81,548
Series L, 5.20%	12,700	267,843
Gladstone Commercial Corp.:
6.625%	2,600	61,048
Series G, 6.00%	18,200	393,666
Global Medical REIT, Inc. Series A, 7.50%	2,100	52,584
Global Net Lease, Inc.:
Series A, 7.25%	9,300	200,787
Series B 6.875%	2,200	47,410
Healthcare Trust, Inc.:
7.125%	2,000	44,000
Series A 7.375%	4,200	95,256
Hudson Pacific Properties, Inc. Series C, 4.75%	32,100	536,070
iStar Financial, Inc.:
Series D, 8.00%	8,000	199,440
Series G, 7.65%	10,000	239,327
Series I, 7.50%	7,600	185,060
Kimco Realty Corp.:
5.125%	10,600	224,084
Series M, 5.25%	15,500	334,258
Necessity Retail (REIT), Inc./The:
7.50%	17,100	353,628
Series C 7.375%	10,000	208,453
Pebblebrook Hotel Trust:
6.30%	10,273	194,673
6.375%	8,700	179,552
6.375%	17,200	326,800
Series H, 5.70%	10,600	180,200
Pennsylvania (REIT):
Series B, 7.375%(h)	4,082	9,470
Series D, 6.875%(h)	2,500	5,489
Plymouth Industrial REIT, Inc. Series A, 7.50%	2,500	62,400
Public Storage:
4.00%	4,000	67,840
Series F, 5.15%	3,000	65,730
Series G, 5.05%	6,000	129,720
Series I, 4.875%	4,300	91,762
Series J, 4.70%	6,200	126,728
Series K, 4.75%	2,700	54,810
Series L, 4.625%	21,700	437,255
Rexford Industrial Realty, Inc. Series C, 5.625%	3,400	75,412
Saul Centers, Inc. Series D, 6.125%	1,300	27,950
SITE Centers Corp. 6.375%	5,300	111,830
SL Green Realty Corp. Series I, 6.50%	1,000	21,800
Sotherly Hotels, Inc. Series C, 7.875% (h)	1,700	36,023
Spirit Realty Capital, Inc. Series A, 6.00%	6,700	154,703
Summit Hotel Properties, Inc.:
Series E, 6.25%	6,800	119,340
Series F, 5.875%	4,000	72,360
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	3,500	70,945
Series I, 5.70%	9,600	177,984
UMH Properties, Inc. Series D, 6.375%	2,300	55,706
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	4,500	96,030
Series K 5.875%	2,000	41,000
Vornado Realty Trust:
Series L, 5.40%	1,000	18,510
Series M, 5.25%	4,800	83,952
Series N, 5.25%	6,600	116,490
Series O, 4.45%	1,800	28,728
		7,424,126
Real Estate Management & Development - 0.2%
Digitalbridge Group, Inc.:
Series H, 7.125%	22,830	514,588
Series I, 7.15%	32,600	733,500
Series J, 7.15%	30,200	679,500
		1,927,588
TOTAL REAL ESTATE		9,351,714

TOTAL NONCONVERTIBLE PREFERRED STOCKS		16,816,769
TOTAL PREFERRED STOCKS (Cost $19,637,908)		17,414,540

Bank Loan Obligations - 0.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
SBA Senior Finance II, LLC Tranche B, term loan 1 month U.S. LIBOR + 1.750% 4.87% 4/11/25 (e)(g)(i)	272,172	264,347
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.9349% 10/1/28 (e)(g)(i)	198,500	178,787
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 8.0519% 9/9/26 (e)(g)(i)	59,550	57,664
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.8653% 12/22/24 (e)(g)(i)	220,374	214,886
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 5.1206% 11/30/23 (e)(g)(i)	97,351	96,778
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 8/2/28 (e)(g)(i)	119,976	115,890
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.87% 4/27/24 (e)(g)(i)	58,485	56,274
Station Casinos LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.37% 2/7/27 (e)(g)(i)	498,706	476,159
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.8653% 5/30/25 (e)(g)(i)	250,000	243,035
		1,439,473
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 5.3841% 12/16/28 (d)(e)(g)(i)	4,963	4,814
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 5.1341% 8/4/28 (e)(g)(i)	148,500	141,844
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.8653% 8/21/25 (e)(g)(i)	900,428	858,946
TOTAL BANK LOAN OBLIGATIONS (Cost $2,789,382)		2,709,424

Equity Funds - 24.1%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (j)	29,781,327	131,037,841
Fidelity Real Estate Equity Central Fund (j)	688,758	76,562,386
TOTAL EQUITY FUNDS (Cost $257,245,211)		207,600,227

Fixed-Income Funds - 26.5%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (j) (Cost $242,323,378)	2,417,560	227,782,537

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(d) (Cost $594,368)	500,000	10,000

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (k) (Cost $2,251,280)	2,250,830	2,251,280

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $974,570,562)	866,044,189
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(4,086,509)
NET ASSETS - 100.0%	861,957,680

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,937,557 or 5.3% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Level 3 security
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Non-income producing
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	6,256,970	568,442,548	572,448,238	142,707	-	-	2,251,280	0.0%
Fidelity Commodity Strategy Central Fund	75,396,492	110,219,864	27,731,012	30,345,033	(28,004,137)	1,156,634	131,037,841	15.1%
Fidelity Floating Rate Central Fund	105,919,440	169,828,119	33,448,434	8,840,648	(1,072,862)	(13,443,726)	227,782,537	9.0%
Fidelity Real Estate Equity Central Fund	56,106,397	66,235,697	23,087,317	1,640,882	(2,734,023)	(19,958,368)	76,562,386	7.9%
Fidelity Securities Lending Cash Central Fund 3.10%	2,406,250	14,295,618	16,701,868	1,706	-	-	-	0.0%
Total	246,085,549	929,021,846	673,416,869	40,970,976	(31,811,022)	(32,245,460)	437,634,044

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Staples	10,943,207	10,943,207	-	-
Energy	46,937,216	42,473,800	4,463,416	-
Financials	6,282,699	5,734,658	548,041	-
Materials	68,179,339	52,471,857	15,707,482	-
Real Estate	9,401,444	9,351,714	49,730	-

Corporate Bonds	30,334,753	-	30,334,753	-

U.S. Government and Government Agency Obligations	208,775,096	-	208,775,096	-

Asset-Backed Securities	3,544,175	-	3,544,174	1

Commercial Mortgage Securities	41,292,792	-	40,641,439	651,353

Bank Loan Obligations	2,709,424	-	2,704,610	4,814

Equity Funds	207,600,227	207,600,227	-	-

Fixed-Income Funds	227,782,537	227,782,537	-	-

Preferred Securities	10,000	-	-	10,000

Money Market Funds	2,251,280	2,251,280	-	-
Total Investments in Securities:	866,044,189	558,609,280	306,768,741	666,168
Financial Statements
Statement of Assets and Liabilities
			September 30, 2022

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $472,750,693)		$428,410,145
Fidelity Central Funds (cost $501,819,869)		437,634,044

Total Investment in Securities (cost $974,570,562)			$866,044,189
Foreign currency held at value (cost $68,562)			66,631
Receivable for investments sold			6,717,355
Receivable for fund shares sold			1,697,628
Dividends receivable			248,058
Interest receivable			980,984
Distributions receivable from Fidelity Central Funds			25,616
Prepaid expenses			1,316
Receivable from investment adviser for expense reductions			66,919
Other receivables			4,098
Total assets			875,852,794
Liabilities
Payable to custodian bank		$1,800,298
Payable for investments purchased		6,667,415
Payable for fund shares redeemed		4,840,822
Accrued management fee		418,030
Distribution and service plan fees payable		31,646
Other affiliated payables		123,862
Other payables and accrued expenses		13,041
Total Liabilities			13,895,114
Net Assets			$861,957,680
Net Assets consist of:
Paid in capital			$1,165,699,087
Total accumulated earnings (loss)			(303,741,407)
Net Assets			$861,957,680

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($76,810,881 ÷ 9,005,845 shares) (a)			$8.53
Maximum offering price per share (100/96.00 of $8.53)			$8.89
Class M :
Net Asset Value and redemption price per share ($11,556,955 ÷ 1,353,416 shares) (a)			$8.54
Maximum offering price per share (100/96.00 of $8.54)			$8.90
Class C :
Net Asset Value and offering price per share ($13,729,925 ÷ 1,636,944 shares) (a)			$8.39
Strategic Real Return :
Net Asset Value , offering price and redemption price per share ($387,040,005 ÷ 45,127,367 shares)			$8.58
Class K6 :
Net Asset Value , offering price and redemption price per share ($99,831,321 ÷ 11,603,403 shares)			$8.60
Class I :
Net Asset Value , offering price and redemption price per share ($185,361,459 ÷ 21,672,668 shares)			$8.55
Class Z :
Net Asset Value , offering price and redemption price per share ($87,627,134 ÷ 10,236,498 shares)			$8.56
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended September 30, 2022
Investment Income
Dividends		$4,467,159
Interest		14,422,804
Income from Fidelity Central Funds (including $1,706 from security lending)		40,970,976
Total Income		59,860,939
Expenses
Management fee	$3,727,800
Transfer agent fees	841,382
Distribution and service plan fees	264,787
Accounting fees	301,451
Custodian fees and expenses	39,660
Independent trustees' fees and expenses	2,038
Registration fees	222,325
Audit	105,742
Legal	1,398
Interest	82
Miscellaneous	2,096
Total expenses before reductions	5,508,761
Expense reductions	(571,336)
Total expenses after reductions		4,937,425
Net Investment income (loss)		54,923,514
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,243,682)
Fidelity Central Funds	(31,811,022)
Foreign currency transactions	(68,546)
Total net realized gain (loss)		(35,123,250)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(55,651,865)
Fidelity Central Funds	(32,245,460)
Assets and liabilities in foreign currencies	(9,557)
Total change in net unrealized appreciation (depreciation)		(87,906,882)
Net gain (loss)		(123,030,132)
Net increase (decrease) in net assets resulting from operations		$(68,106,618)

Statement of Changes in Net Assets

	Year ended September 30, 2022	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,923,514	$20,665,308
Net realized gain (loss)	(35,123,250)	(14,192,675)
Change in net unrealized appreciation (depreciation)	(87,906,882)	44,423,711
Net increase (decrease) in net assets resulting from operations	(68,106,618)	50,896,344
Distributions to shareholders	(29,458,119)	(5,972,174)
Share transactions - net increase (decrease)	546,656,759	129,284,629
Total increase (decrease) in net assets	449,092,022	174,208,799

Net Assets
Beginning of period	412,865,658	238,656,859
End of period	$861,957,680	$412,865,658

Financial Highlights
Fidelity Advisor® Strategic Real Return Fund Class A

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.42	$8.07	$8.39	$8.88	$8.80
Income from Investment Operations
Net investment income (loss) A,B	.719	.568	.257	.216	.266
Net realized and unrealized gain (loss)	(1.078) C	.950	(.365)	.012	.008 D
Total from investment operations	(.359)	1.518	(.108)	.228	.274
Distributions from net investment income	(.531)	(.168)	(.212)	(.293)	(.183)
Distributions from net realized gain	-	-	-	(.425)	(.011)
Total distributions	(.531)	(.168)	(.212)	(.718)	(.194)
Net asset value, end of period	$8.53	$9.42	$8.07	$8.39	$8.88
Total Return E,F	(4.09)% C	19.05%	(1.28)%	2.86%	3.15% D
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.06%	1.11%	1.12%	1.10%	1.07%
Expenses net of fee waivers, if any	.96%	1.00%	1.00%	1.09%	1.07%
Expenses net of all reductions	.96%	1.00%	1.00%	1.09%	1.07%
Net investment income (loss)	7.81%	6.40%	3.22%	2.60%	3.01%
Supplemental Data
Net assets, end of period (000 omitted)	$76,811	$37,357	$25,212	$29,652	$29,288
Portfolio turnover rate I	32%	13%	47%	19%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (4.12)%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 2.99%.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Strategic Real Return Fund Class M

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.43	$8.07	$8.39	$8.89	$8.81
Income from Investment Operations
Net investment income (loss) A,B	.721	.567	.257	.215	.264
Net realized and unrealized gain (loss)	(1.080) C	.960	(.365)	.002	.008 D
Total from investment operations	(.359)	1.527	(.108)	.217	.272
Distributions from net investment income	(.531)	(.167)	(.212)	(.292)	(.181)
Distributions from net realized gain	-	-	-	(.425)	(.011)
Total distributions	(.531)	(.167)	(.212)	(.717)	(.192)
Net asset value, end of period	$8.54	$9.43	$8.07	$8.39	$8.89
Total Return E,F	(4.09)% C	19.17%	(1.28)%	2.73%	3.12% D
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.06%	1.12%	1.14%	1.12%	1.11%
Expenses net of fee waivers, if any	.96%	1.00%	1.00%	1.10%	1.10%
Expenses net of all reductions	.96%	1.00%	1.00%	1.10%	1.10%
Net investment income (loss)	7.81%	6.40%	3.22%	2.59%	2.98%
Supplemental Data
Net assets, end of period (000 omitted)	$11,557	$7,293	$6,141	$7,903	$8,391
Portfolio turnover rate I	32%	13%	47%	19%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (4.12)%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 2.96%.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Strategic Real Return Fund Class C

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.28	$7.95	$8.26	$8.77	$8.70
Income from Investment Operations
Net investment income (loss) A,B	.639	.491	.195	.151	.197
Net realized and unrealized gain (loss)	(1.057) C	.946	(.358)	.004	.011 D
Total from investment operations	(.418)	1.437	(.163)	.155	.208
Distributions from net investment income	(.472)	(.107)	(.147)	(.240)	(.127)
Distributions from net realized gain	-	-	-	(.425)	(.011)
Total distributions	(.472)	(.107)	(.147)	(.665)	(.138)
Net asset value, end of period	$8.39	$9.28	$7.95	$8.26	$8.77
Total Return E,F	(4.78)% C	18.24%	(2.00)%	1.99%	2.41% D
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.79%	1.88%	1.89%	1.86%	1.83%
Expenses net of fee waivers, if any	1.71%	1.75%	1.75%	1.85%	1.83%
Expenses net of all reductions	1.71%	1.75%	1.75%	1.85%	1.83%
Net investment income (loss)	7.07%	5.65%	2.47%	1.83%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$13,730	$4,549	$5,694	$8,555	$18,962
Portfolio turnover rate I	32%	13%	47%	19%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (4.81)%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 2.25%.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Strategic Real Return Fund

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.47	$8.10	$8.43	$8.92	$8.84
Income from Investment Operations
Net investment income (loss) A,B	.749	.593	.278	.239	.291
Net realized and unrealized gain (loss)	(1.087) C	.965	(.376)	.009	.008 D
Total from investment operations	(.338)	1.558	(.098)	.248	.299
Distributions from net investment income	(.552)	(.188)	(.232)	(.313)	(.208)
Distributions from net realized gain	-	-	-	(.425)	(.011)
Total distributions	(.552)	(.188)	(.232)	(.738)	(.219)
Net asset value, end of period	$8.58	$9.47	$8.10	$8.43	$8.92
Total Return E	(3.85)% C	19.51%	(1.14)%	3.10%	3.43% D
Ratios to Average Net Assets B,F,G
Expenses before reductions	.78%	.85%	.87%	.83%	.81%
Expenses net of fee waivers, if any	.71%	.75%	.75%	.83%	.81%
Expenses net of all reductions	.71%	.75%	.75%	.83%	.81%
Net investment income (loss)	8.06%	6.64%	3.47%	2.86%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$387,040	$236,076	$158,896	$197,152	$262,063
Portfolio turnover rate H	32%	13%	47%	19%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (3.88)%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 3.27%.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Strategic Real Return Fund Class K6

Years ended September 30,	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$9.48	$8.11	$8.34
Income from Investment Operations
Net investment income (loss) B,C	.760	.616	.281
Net realized and unrealized gain (loss)	(1.082) D	.948	(.352)
Total from investment operations	(.322)	1.564	(.071)
Distributions from net investment income	(.558)	(.194)	(.159)
Total distributions	(.558)	(.194)	(.159)
Net asset value, end of period	$8.60	$9.48	$8.11
Total Return E,F	(3.68)% D	19.57%	(.81)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.66%	.69%	.71% I
Expenses net of fee waivers, if any	.52%	.56%	.56% I
Expenses net of all reductions	.52%	.56%	.56% I
Net investment income (loss)	8.25%	6.83%	3.66% I
Supplemental Data
Net assets, end of period (000 omitted)	$99,831	$20,606	$6,331
Portfolio turnover rate J	32%	13%	47%

A For the period October 8, 2019 (commencement of sale of shares) through September 30, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (3.71)%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Strategic Real Return Fund Class I

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.44	$8.08	$8.40	$8.90	$8.82
Income from Investment Operations
Net investment income (loss) A,B	.741	.594	.280	.240	.291
Net realized and unrealized gain (loss)	(1.079) C	.955	(.369)	- D	.008 E
Total from investment operations	(.338)	1.549	(.089)	.240	.299
Distributions from net investment income	(.552)	(.189)	(.231)	(.315)	(.208)
Distributions from net realized gain	-	-	-	(.425)	(.011)
Total distributions	(.552)	(.189)	(.231)	(.740)	(.219)
Net asset value, end of period	$8.55	$9.44	$8.08	$8.40	$8.90
Total Return F	(3.86)% C	19.45%	(1.04)%	3.01%	3.44% E
Ratios to Average Net Assets B,G,H
Expenses before reductions	.79%	.83%	.83%	.81%	.79%
Expenses net of fee waivers, if any	.71%	.75%	.75%	.81%	.79%
Expenses net of all reductions	.71%	.75%	.75%	.81%	.79%
Net investment income (loss)	8.07%	6.64%	3.47%	2.88%	3.29%
Supplemental Data
Net assets, end of period (000 omitted)	$185,361	$49,988	$26,872	$116,302	$158,776
Portfolio turnover rate I	32%	13%	47%	19%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (3.89)%.

D Amount represents less than $.0005 per share.

E Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 3.28%.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Strategic Real Return Fund Class Z

Years ended September 30,	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.45	$8.08	$8.40	$8.93
Income from Investment Operations
Net investment income (loss) B,C	.755	.610	.282	.244
Net realized and unrealized gain (loss)	(1.087) D	.952	(.365)	(.026)
Total from investment operations	(.332)	1.562	(.083)	.218
Distributions from net investment income	(.558)	(.192)	(.237)	(.323)
Distributions from net realized gain	-	-	-	(.425)
Total distributions	(.558)	(.192)	(.237)	(.748)
Net asset value, end of period	$8.56	$9.45	$8.08	$8.40
Total Return E,F	(3.79)% D	19.61%	(.96)%	2.76%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.70%	.73%	.74%	.71% I
Expenses net of fee waivers, if any	.62%	.66%	.66%	.71% I
Expenses net of all reductions	.62%	.66%	.66%	.71% I
Net investment income (loss)	8.15%	6.73%	3.56%	2.97% I
Supplemental Data
Net assets, end of period (000 omitted)	$87,627	$56,997	$9,511	$9,369
Portfolio turnover rate J	32%	13%	47%	19%

A For the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (3.82)%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended September 30, 2022

1. Organization.
Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Strategic Real Return, Class K6, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	Less than .005%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, equity-debt classifications, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,447,220
Gross unrealized depreciation	(164,396,895)
Net unrealized appreciation (depreciation)	$(151,949,675)
Tax Cost	$1,017,993,864

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$41,485,901
Capital loss carryforward	$(193,267,223)
Net unrealized appreciation (depreciation) on securities and other investments	$(151,958,068)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(7,398,616)
Long-term	(185,868,607)
Total capital loss carryforward	$(193,267,223)

The tax character of distributions paid was as follows:

	September 30, 2022	September 30, 2021
Ordinary Income	$29,458,119	$5,972,174

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Strategic Real Return Fund	582,267,073	141,800,192

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$148,414	$12,648
Class M	- %	.25%	23,756	-
Class C	.75%	.25%	92,617	35,012
			$264,787	$47,660

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$24,773
Class M	1,616
Class C A	314
$26,703
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K6 and Class Z. FIIOC receives an asset-based fee of Class K6's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$97,209.16
Class M	16,070.17
Class C	14,091.15
Strategic Real Return	495,324.14
Class K6	5,100.01
Class I	174,513.15
Class Z	39,075.05
	$841,382

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Strategic Real Return Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Strategic Real Return Fund	$ 1,108

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Strategic Real Return Fund	Borrower	$ 9,337,000.32%		$ 82

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Strategic Real Return Fund	10,862,635	2,204,535	(16)

Other. During the period, FMR reimbursed the Fund $224,045 for an operational error which is included in Net Realized Gain (Loss) in the accompanying Statement of Operations.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Strategic Real Return Fund	$ 919

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Strategic Real Return Fund	$ 173	$ -	$-

8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through January 31, 2024. Some expenses, for example   the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%/.95% A	$57,546
Class M	1.00%/.95% A	9,632
Class C	1.75%/1.70% A	7,973
Strategic Real Return	.75%/.70% A	260,667
Class K6	.56%/.51% A	67,999
Class I	.75%/.70% A	99,007
Class Z	.66%/.61% A	58,229
		$561,053
A    Expense limitation effective February 1, 2022.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $295.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9,988.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended September 30, 2022	Year ended September 30, 2021
Fidelity Strategic Real Return Fund
Distributions to shareholders
Class A	$2,558,277	$546,825
Class M	452,232	122,736
Class C	302,603	70,303
Strategic Real Return	16,405,632	3,920,306
Class K6	1,664,840	218,897
Class I	4,305,706	647,564
Class Z	3,768,829	445,543
Total	$29,458,119	$5,972,174

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2022	Year ended September 30, 2021	Year ended September 30, 2022	Year ended September 30, 2021
Fidelity Strategic Real Return Fund
Class A
Shares sold	6,550,405	1,370,629	$61,426,775	$12,455,047
Reinvestment of distributions	274,905	61,482	2,493,534	524,176
Shares redeemed	(1,785,091)	(592,460)	(16,220,042)	(5,246,049)
Net increase (decrease)	5,040,219	839,651	$47,700,267	$7,733,174
Class M
Shares sold	795,336	121,831	$7,458,038	$1,114,479
Reinvestment of distributions	47,902	14,028	435,685	119,078
Shares redeemed	(263,111)	(123,293)	(2,416,336)	(1,061,035)
Net increase (decrease)	580,127	12,566	$5,477,387	$172,522
Class C
Shares sold	1,731,586	266,013	$15,968,842	$2,341,325
Reinvestment of distributions	33,750	8,481	301,201	69,944
Shares redeemed	(618,530)	(500,428)	(5,591,663)	(4,391,427)
Net increase (decrease)	1,146,806	(225,934)	$10,678,380	$(1,980,158)
Strategic Real Return
Shares sold	42,988,022	12,056,305	$408,715,107	$108,776,464
Reinvestment of distributions	1,684,332	437,195	15,374,384	3,745,215
Shares redeemed	(24,480,044)	(7,165,342)	(224,776,864)	(64,001,090)
Net increase (decrease)	20,192,310	5,328,158	$199,312,627	$48,520,589
Class K6
Shares sold	12,174,362	1,927,290	$112,370,449	$17,287,956
Reinvestment of distributions	182,287	25,081	1,664,840	218,897
Shares redeemed	(2,925,773)	(560,579)	(26,962,436)	(5,077,235)
Net increase (decrease)	9,430,876	1,391,792	$87,072,853	$12,429,618
Class I
Shares sold	23,043,950	4,735,839	$215,368,359	$43,096,110
Reinvestment of distributions	468,668	74,684	4,255,520	640,493
Shares redeemed	(7,133,819)	(2,840,830)	(64,767,338)	(25,427,814)
Net increase (decrease)	16,378,799	1,969,693	$154,856,541	$18,308,789
Class Z
Shares sold	10,676,613	5,077,644	$100,797,420	$46,168,648
Reinvestment of distributions	369,813	48,666	3,368,369	431,163
Shares redeemed	(6,842,448)	(270,233)	(62,607,085)	(2,499,716)
Net increase (decrease)	4,203,978	4,856,077	$41,558,704	$44,100,095

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of September 30, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 14, 2022
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 293 funds. Mr. Chiel oversees 184 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity ® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Marie L. Knowles (1946)
Year of Election or Appointment: 2001
Trustee
Ms. Knowles also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity ® funds.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Vadim Zlotnikov (1962)
Year of Election or Appointment: 2019
Vice President
Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2021-present), President and Director of FIAM LLC (investment adviser firm, 2020-present), and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2022 to September 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period- C April 1, 2022 to September 30, 2022
Fidelity® Strategic Real Return Fund
Class A	.95%
Actual		$ 1,000	$ 887.90	$ 4.50
Hypothetical- B		$ 1,000	$ 1,020.31	$ 4.81
Class M	.95%
Actual		$ 1,000	$ 888.00	$ 4.50
Hypothetical- B		$ 1,000	$ 1,020.31	$ 4.81
Class C	1.70%
Actual		$ 1,000	$ 884.90	$ 8.03
Hypothetical- B		$ 1,000	$ 1,016.55	$ 8.59
Fidelity® Strategic Real Return Fund	.70%
Actual		$ 1,000	$ 889.50	$ 3.32
Hypothetical- B		$ 1,000	$ 1,021.56	$ 3.55
Class K6	.51%
Actual		$ 1,000	$ 889.90	$ 2.42
Hypothetical- B		$ 1,000	$ 1,022.51	$ 2.59
Class I	.70%
Actual		$ 1,000	$ 889.10	$ 3.31
Hypothetical- B		$ 1,000	$ 1,021.56	$ 3.55
Class Z	.61%
Actual		$ 1,000	$ 889.40	$ 2.89
Hypothetical- B		$ 1,000	$ 1,022.01	$ 3.09

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 20.14% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $7,442,167 of distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $7,589,178 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 4%, 17%, and 15%; Class M designates 4%, 16%, and 15%; Class C designates 5%, 30%, and 18%; Strategic Real Return designates 4%, 14%, and 14%; Class K6 designates 4%, 13%, and 14%; Class I designates 4%, 14%, and 14%; and Class Z designates 4%, 13%, and 14%; of the dividends distributed in December 2021, April 2022, and July 2022, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 7%, 33%, and 30%; Class M designates 7%, 32%, and 30%; Class C designates 9%, 59%, and 36%; Strategic Real Return designates 7%, 27%, and 28%; Class K6 designates 6%, 27%, and 27%; Class I designates 7%, 27%, and 28%; and Class Z designates 6%, 27%, and 27%; of the dividends distributed in December 2021, April 2022, and July 2022, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 21%, 19%, and 17%; Class M designates 21%, 19%, and 17%; Class C designates 28%, 34%, and 21%; Strategic Real Return designates 19%, 16%, and 16%; Class K6 designates 18%, 15%, and 16%; Class I designates 19%, 16%, and 16%; and Class Z designates 18%, 15%, and 16%; of the dividends distributed in December 2020, April 2021, and July 2021, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.   The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity and Geode had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there had been changes to the portfolio management team managing the fund in February 2022 and April 2022.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the representative class (the retail class) and an appropriate benchmark index for the most recent one-, three-, and five-year periods. No performance peer group information was considered by the Board as Fidelity advised the Board that competitor funds have different and/or broader investment mandates compared with the fund's more specialized strategies. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (the retail class) of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, the retail class, and Class K6 of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.95%, 0.95%, 1.70%, 0.70%, 0.61%, 0.70%, and 0.51% through January 31, 2024.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.814960.117
RRS-ANN-1122

Item 2.

Code of Ethics

As of the end of the period, September 30, 2022, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Strategic Real Return Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

September 30, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Real Return Fund	$86,300	$-	$7,800	$1,800

September 30, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Real Return Fund	$88,100	$-	$7,600	$1,900

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2022A	September 30, 2021A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	September 30, 2022A	September 30, 2021A
Deloitte Entities	$467,200	$531,100

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 18, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 18, 2022